Stock Based Compensation (Changes and Status of Director Restricted Stock Nonvested Shares) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012 Director Restricted Stock Plan [Member]
Nonvested Shares
Beginning Balance (shares)		2,976
Granted (shares)		5,340
Vested (shares)		(2,976)
Forfeited (shares)		0
Ending Balance (shares)		5,340
Weighted Average Fair value
Beginning Balance, weighted average grant date fair value (dollars per share)		$ 67.16
Granted, weighted average grant date fair value (dollars per share)	$ 0	$ 67.36
Vested, weighted average grant date fair value (dollars per share)		$ 67.16
Forfeited, weighted average grant date fair value (dollars per share)		$ 0.00
Ending Balance, weighted average grant date fair value (dollars per share)		$ 67.36